Impairment of non-current assets - Energy transmission and roads (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of non-current assets
Non-current asset held for sale	$ 209,551
Energy transmission and roads
Impairment of non-current assets
Non-current asset held for sale	(98,543)		$ (4)
Property, plant and, equipment	(97,760)	$ (38,821)
Intangibles	(13,248)	(48,722)
Impairment loss	$ (209,551)	$ (87,543)	$ (4)